Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (14,839)	$ (9,971)
Potential inflows in various currencies - from financial derivative assets	14,941	10,031
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(6,651)	(3,421)
Potential inflows in various currencies - from financial derivative assets	6,637	3,443
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(5,733)	(6,075)
Potential inflows in various currencies - from financial derivative assets	5,695	5,948
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(2,453)	(475)
Potential inflows in various currencies - from financial derivative assets	2,447	$ 640
Between one and five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(1)
Potential inflows in various currencies - from financial derivative assets	96
Later than five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(1)
Potential inflows in various currencies - from financial derivative assets	$ 66